Shareholders' Equity - Additional Information (Details)	12 Months Ended
Dec. 31, 2017 vote
Class A Subordinate Voting
Class of Stock [Line Items]
Voting rights (in votes per share)	1
Class B Multiple Voting
Class of Stock [Line Items]
Voting rights (in votes per share)	10
Voting shares convertible (per share)	1